Property and Equipment, Net	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Property Plant and Equipment [Abstract]
Property and equipment, net

6. Property and equipment, net

	July 31, 2023	April 30, 2023
Furniture & Fixtures	$3,025,516	$3,025,516
Equipment	1,011,333	1,011,333
Leasehold Improvement	499,453	486,644
Automobile	37,672	37,672
Total property and equipment	4,573,974	4,561,165
Accumulated depreciation	(3,953,413)	(3,889,702)
Property and equipment, net	$620,561	$671,463

Depreciation expenses included in the general and administrative expenses for the three months ended July 31, 2023 and 2022 were $5,792 and $15,246, respectively. Depreciation expense included in the cost of sales for the three months ended July 31, 2023 and 2022 were $57,920 and $124,962, respectively.

6. Property and equipment, net

	April 30, 2023	April 30, 2022
Furniture & Fixtures	$3,025,516	$2,455,698
Equipment	1,011,333	1,011,333
Leasehold Improvement	486,644	480,530
Automobile	37,672	37,672
Total property and equipment	4,561,165	3,985,233
Accumulated depreciation	(3,889,702)	(3,432,838)
Property and equipment, net	$671,463	$552,395

Depreciation expenses included in the general and administrative expenses for the years ended April 30, 2023 and 2022 were $32,865 and $39,764, respectively. Depreciation expense included in the cost of sales for the years ended April 30, 2023 and 2022 were $326,887 and $397,643, respectively.